Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 43,698	¥ 43,649	¥ 44,367
Interest costs on projected benefit obligations	6,933	7,471	5,724
Expected return on plan assets	(38,518)	(34,916)	(35,969)
Amortization of prior service cost (benefits)	152	214	(195)
Amortization of net actuarial loss (gain)	(7,886)	411	780
Special termination benefits	2,929	3,960	3,857
Net periodic benefit cost	¥ 7,308	¥ 20,789	¥ 18,564